Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

NYSE Group

07072753

CENTNYS

1-31818

RECD S.E.C.
JUL 31 2007
1086

July 31, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Synthetic Fixed-Income Securities, Inc., 1,371,492 6.70% STRATS (SM) Callable Class A Certificates, Series 2007-1 with a principal amount of $34,287,300 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 30, 2007. Tentative listing date – August 2, 2007.

Sincerely

PROCESSED
AUG 01 2007
THOMSON
FINANCIAL

END